Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 8,408,711	$ 9,484,761
Operating expenses:
Cost of revenue	(9,886,487)	(13,018,053)
General and administrative expenses	(9,053,084)	(5,668,357)
Selling and marketing expenses	(6,461,905)	(3,210,771)
Research and development expenses	(611,317)	(1,500,488)
Other expenses	(1,598,658)	(565,184)
Other income	984,015	374,041
Total operating expenses	(26,627,436)	(23,588,812)
Loss from operations	(18,218,725)	(14,104,051)
Financial expense	(4,208,923)	(1,946,324)
Financial income	558,718	2,719,636
Loss before income tax expense	(21,868,930)	(13,330,739)
Income tax expense
Net loss	(21,868,930)	(13,330,739)
Net loss attributable to stockholders	$ (21,868,930)	$ (13,330,739)
Net loss per share
Weighted average shares used to compute basic (in Shares)	57,818,937	34,549,212
Net loss per common share – basic (in Dollars per share)	$ (0.38)	$ (0.39)
Other comprehensive loss
Total comprehensive loss	$ (21,868,930)	$ (13,330,739)